Related Party Transactions (Details Narrative) - USD ($)																				3 Months Ended		6 Months Ended		12 Months Ended
	May 27, 2025	Apr. 28, 2025	Feb. 26, 2025	Jan. 29, 2025	Jan. 25, 2025	Jan. 10, 2025	Nov. 09, 2024	Aug. 23, 2024	Jul. 05, 2024	Jun. 28, 2024	May 20, 2024	May 01, 2024	Apr. 03, 2024	Feb. 21, 2024	Feb. 13, 2024	Jan. 29, 2024	Jan. 25, 2024	Jan. 23, 2024	Jul. 17, 2023	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Feb. 12, 2024
Related Party Transaction [Line Items]
Proceeds from notes payable, related party																							$ 467,000	$ 467,000	$ 285,000
Related party debt paid																						$ 15,000		$ 25,000	$ 8,157
Sale of stock number of shares																								1
Fair value of warrants																			$ 7,915					$ 38,424
Share price																			$ 0.0637					$ 0.11
Warrants expiration period																			3 years	1 year 6 months 7 days		1 year 6 months 7 days		3 years
Fair value stock price				$ 0.125				$ 0.226		$ 0.226						$ 0.125		$ 0.0376	$ 0.0637	$ 0.073		$ 0.073		$ 0.11
Exercise price				$ 0.12				$ 0.226		$ 0.226						$ 0.12		$ 0.036	$ 0.0588					$ 0.11
Term				6 years 3 months 18 days				6 years 3 months 18 days		10 years						6 years 3 months 18 days		10 years	3 years					3 years	3 years
Volatility				194.00%				191.00%		178.00%						194.00%		178.00%	165.00%					170.00%
Discount rate, minimum				4.44%				3.71%		4.36%						4.44%		4.14%	4.34%					4.46%
Dividend yield				0.00%				0.00%		0.00%						0.00%		0.00%	0.00%					0.00%	0.00%
Gain (loss) on settlement of liabilities																				$ 87,353		$ 230,726		$ 46,346	$ (56,000)
Proceeds from notes payable																										$ 50,000
Increase in promissory note																									86,579
Interest rate																								10.00%
Maturity date																								Jan. 31, 2024
Issuance of shares														70,002					476,338
Cash proceeds																			$ 20,000			$ 418,100		$ 90,919
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum																									164.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum																									166.00%
Discount rate minimum																									4.23%
Discount rate maximum																									4.82%
Number of options, granted																						50,000		2,881,738	2,745,000
Weighted average exercise price per share, granted																						$ 0.10		$ 0.14	$ 0.11
Stock options exercised														75,000										75,000
Interest on convertible notes payable																									$ 9,547
Minimum [Member]
Related Party Transaction [Line Items]
Share price																									$ 0.144
Fair value stock price																									0.04
Exercise price																									0.0419
Maximum [Member]
Related Party Transaction [Line Items]
Share price																									0.262
Fair value stock price																									0.0637
Exercise price																									$ 0.0753
Related Party [Member]
Related Party Transaction [Line Items]
Proceeds from notes payable, related party																						$ 75,000		$ 354,693
Related party debt paid																						15,000		25,000
Advance related party balance																				265,000		265,000		205,000
Maturity date									Jul. 05, 2025		May 20, 2025	May 01, 2025	Apr. 03, 2025		Feb. 13, 2025
Notes payable to related party																				257,000		257,000		721,598	326,828
Promissory note, face value									$ 70,000		$ 67,000	$ 45,000	$ 75,000		$ 210,000
Interest rate									10.00%		10.00%	10.00%	10.00%		10.00%
Brett Gross [Member]
Related Party Transaction [Line Items]
Related party debt paid																								55,000
Recourse loan																											$ 16,750
Accrued interest																											$ 480
Notes payable to related party																				0		0		4,598	76,828
Director [Member]
Related Party Transaction [Line Items]
Sale of stock number of shares			1
Share price			$ 0.09
Warrants expiration period			3 years
Gain (loss) on settlement of liabilities	$ 87,353		$ 143,373
Maturity date					Jan. 25, 2025												Jan. 25, 2025
Accrued interest			$ 27,260
Promissory note, face value					$ 250,000												$ 250,000
Interest rate					10.00%												10.00%
Issuance of shares			3,080,670
Proceeds from notes payable			$ 250,000
Patricia Madaris [Member]
Related Party Transaction [Line Items]
Accrued unpaid vacation																				5,945		5,945		938
Private Placement [Member]
Related Party Transaction [Line Items]
Shares issued						1,133,574
Gain (loss) on settlement of liabilities																						$ 230,726
Issuance of shares																						6,271,388
Private Placement [Member] | Director [Member]
Related Party Transaction [Line Items]
Accrued interest																				54,128		$ 54,128
Private Placement [Member] | Director [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Proceeds from notes payable																				210,000		210,000
Private Placement [Member] | Director [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Proceeds from notes payable																				$ 250,000		250,000
Chairman [Member]
Related Party Transaction [Line Items]
Proceeds from notes payable, related party		$ 75,000																						230,000
Related party debt paid																								25,000
Patricia Madaris [Member]
Related Party Transaction [Line Items]
Proceeds from notes payable, related party																								$ 124,693
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Fair value of warrants																									$ 288,072
Issuance of shares																									23,521,147
Cash proceeds																									$ 970,000
Payments to Acquire Property, Plant, and Equipment																									$ 1,908
Board of Directors Chairman [Member] | Private Placement Subscription Agreement [Member]
Related Party Transaction [Line Items]
Issuance of shares	3,190,718
Shares of common stock for conversions, value	$ 210,000
Interest on convertible notes payable	$ 26,868
Board of Directors Chairman [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Issuance of shares							250,000
Cash proceeds							$ 8,162
Issuance of services							$ 1,363
Board of Directors Chairman [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Cash proceeds																						67,043
Board of Directors [Member]
Related Party Transaction [Line Items]
Proceeds from notes payable, related party																						$ 67,043
Sale of stock number of shares																						1
Fair value of warrants																						$ 18,883
Warrants expiration period																				3 years		3 years
Number of options, granted				1,866,667				75,000		337,501						1,866,667		600,000				700,874
Options expiration period										10 years						10 years		10 years
Weighted average exercise price per share, granted										$ 0.226						$ 0.12		$ 0.036
Issuance of vested option percentage																		25.00%
Total fair value of options vested upon issuance										$ 76,275						$ 233,333		$ 225,720
Board of Directors [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Share price																				$ 0.09		$ 0.09
Board of Directors [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Share price																				$ 0.116		$ 0.116
Board [Member]
Related Party Transaction [Line Items]
Number of options, granted								75,000
Options expiration period								10 years
Weighted average exercise price per share, granted								$ 0.16
Total fair value of options vested upon issuance								$ 12,337